Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥) ¥ / shares
Dividends declared, amount	¥ (595,779)
Class A Ordinary Shares [Member]
Common Stock Dividends, Declared | ¥ / shares	¥ 5.08
Class A Ordinary Shares [Member] | Ordinary shares
Dividends declared, amount	¥ 595,779